Thrivent Securitized Income ETF Performance Management - Thrivent Securitized Income ETF	Oct. 19, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.The Fund will compare its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall fixed income market in which the Fund may invest. The Bloomberg U.S. Aggregate Bond Index measures the performance of U.S. investment-grade bonds. The Fund also compares its performance to The Bloomberg US Mortgage Backed Securities Total Return USD Index. The Bloomberg US Mortgage Backed Securities Total Return USD Index more closely reflects the market segments in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	 Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index.
Performance One Year or Less [Text]	No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.
Performance Additional Market Index [Text]	The Fund also compares its performance to The Bloomberg US Mortgage Backed Securities Total Return USD Index. The Bloomberg US Mortgage Backed Securities Total Return USD Index more closely reflects the market segments in which the Fund invests.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836